REGULATORY REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
REGULATORY REQUIREMENTS
Summary of the net capital, the requirement and the excess capital for the Group's broker-dealer subsidiaries

	As of December 31, 2020
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	2,453,687	1,286,263	1,167,424
Futu Inc.	78,597	11,945	66,652
Futu Clearing Inc.	131,415	1,938	129,477
Futu Singapore pte Ltd.	56,775	586	56,189
Futu Insurance Brokers (Hong Kong) Limited	2,034	500	1,534